FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 3) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Disclosure of provision matrix [line items]
Accounts receivable	kr 50,940	kr 28,050
Accounts receivable
Disclosure of provision matrix [line items]
Accounts receivable	1,578	35
Loans receivable and accounts receivable category
Disclosure of provision matrix [line items]
Accounts receivable	50,940	28,050
Loans receivable and accounts receivable category | Accounts receivable
Disclosure of provision matrix [line items]
Accounts receivable	1,578	35
Loans receivable and accounts receivable category | Accounts receivable | Not yet due
Disclosure of provision matrix [line items]
Accounts receivable	23	35
Loans receivable and accounts receivable category | Accounts receivable | 1- 30 days
Disclosure of provision matrix [line items]
Accounts receivable	502	0
Loans receivable and accounts receivable category | Accounts receivable | 31-60 days
Disclosure of provision matrix [line items]
Accounts receivable	186	kr 0
Loans receivable and accounts receivable category | Accounts receivable | Older than 60 days
Disclosure of provision matrix [line items]
Accounts receivable	kr 867